Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	true
AmendmentDescription	The registrants hereby amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrants shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	Emdeon Inc.
Entity Central Index Key	0001444598
Entity Filer Category	Non-accelerated Filer